UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number		811-08921

CREDIT SUISSE LARGE CAP BLEND FUND, INC.
(Exact name of registrant as specified in charter)

Eleven Madison Avenue, New York, New York			10010
(Address of principal executive offices)			(Zip code)

J. Kevin Gao, Esq. Credit Suisse Large Cap Blend Fund, Inc. Eleven Madison Avenue New York, New York 10010
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 325-2000

Date of fiscal year end:	December 31st

Date of reporting period:	January 1, 2008 to December 31, 2008

Item 1. Reports to Stockholders.

CREDIT SUISSE FUNDS

Annual Report

December 31, 2008

■  CREDIT SUISSE
LARGE CAP BLEND FUND

The Fund's investment objectives, risks, charges and expenses (which should be considered carefully before investing), and more complete information about the Fund, are provided in the Prospectus, which should be read carefully before investing. You may obtain additional copies by calling 800-927-2874 or by writing to Credit Suisse Funds, P.O. Box 55030, Boston, MA 02205-5030.

Credit Suisse Asset Management Securities, Inc., Distributor, is located at Eleven Madison Avenue, New York, NY 10010. Credit Suisse Funds are advised by Credit Suisse Asset Management, LLC.

Investors in the Credit Suisse Funds should be aware that they may be eligible to purchase Common Class and/or Advisor Class shares (where offered) directly or through certain intermediaries. Such shares are not subject to a sales charge but may be subject to an ongoing service and distribution fee of up to 0.50% of average daily net assets. Investors in the Credit Suisse Funds should also be aware that they may be eligible for a reduction or waiver of the sales charge with respect to Class A, B or C shares (where offered). For more information, please review the relevant prospectuses or consult your financial representative.

The views of the Fund's management are as of the date of the letter and the Fund holdings described in this document are as of December 31, 2008; these views and Fund holdings may have changed subsequent to these dates. Nothing in this document is a recommendation to purchase or sell securities.

Fund shares are not deposits or other obligations of Credit Suisse Asset Management, LLC ("Credit Suisse") or any affiliate, are not FDIC-insured and are not guaranteed by Credit Suisse or any affiliate. Fund investments are subject to investment risks, including loss of your investment.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report
December 31, 2008 (unaudited)

January 29, 2009

Dear Shareholder:

Performance Summary
01/01/08 – 12/31/08

Fund & Benchmark	Performance
Common[1]	(34.46)%
Class A1,2	(34.45)%
Class B1,2	(34.97)%
Class C1,2	(34.91)%
S&P 500 Index[3]	(37.00)%

Performance for the Fund's Class A, Class B and Class C Shares is without the maximum sales charge of 5.75%, 4.00% and 1.00%, respectively.2

Market Review: A volatile year

The fiscal year ending December 31, 2008 was a tumultuous one marked by dramatic losses in the equity markets. The benchmark S&P 500 Index fell by 37.00%, while the Dow Jones Industrial Average fell by 31.93%. The Chicago Board of Exchange Volatility Index (the "VIX"), a measure of market volatility, hit highs of 80 in October and November. The current global economic crisis was caused by a multitude of factors, including a lack of liquidity, a bleak outlook for future growth, and recessionary attitudes and signals.

In December, The National Bureau of Economic Research said that the U.S. has been in a recession since December 2007. The year was marked by turmoil across industries and asset classes as evidenced by the collapse of companies such as Bear Stearns and Lehman Brothers within the financials, the sharp price fluctuations and ultimate decline of all commodities, and government efforts toward the bailout of the banking and automotive industries.

All 10 sectors within the large cap S&P 500 produced negative returns. Consumer staples and health care declined the least — by 17.66% and 24.48%, respectively. The financials and materials sectors suffered the greatest losses of 56.95% and 47.05%, respectively. These losses were primarily due to market illiquidity (financials) and weakened demand (materials). Consumer staples and health care are usually considered good defensive bets, and while they finished the year with losses, their performance was substantially better than materials and financials.

The U.S. Federal Reserve cut the Federal Funds rate several times, dropping it from 4.50% to a range of 0.00% – 0.25% by October 29, 2008. Throughout the

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

year, the discount rate was also cut in conjunction with the Federal Funds rate, and is now at 0.50%.

The U.S. housing sector continued to weaken in 2008, as evidenced by the S&P/Case Shiller U.S. Home Price Index, which measures home prices in 20 U.S. metropolitan areas. In October, the index was down 18% from a year earlier. The drop was more than originally forecast and the Index has been falling every month since January 2007.

Additionally, as reported on December 30, 2008, the Conference Board Consumer Confidence Index fell to an all time low. The index is now at 38.0, down from 44.7 in November. The Consumer Confidence Survey is based on a representative sample of 5,000 U.S. households.

Unemployment continued to rise in 2008, with increased job losses in all major industry sectors. Non-farm payrolls fell by 533,000 jobs in November, following losses of 403,000 in September and 320,000 in October. The household unemployment rate was 6.7%.

Strategic Review and Portfolio Outlook: Confidence and liquidity need to be restored

For the annual period ending December 31, 2008, the portfolio outperformed its benchmark. Stock and sector selections in financials and industrials, and sector selection in consumer staples contributed positively to performance. Conversely, stock and sector selection in energy, health care, and utilities detracted from performance. The Fund's outperformance over its benchmark was much stronger in the fourth quarter than in the other quarters. This was mainly because of a solid performance in December resulting from the fact that hedge funds eased liquidation of positions. In addition, volatility, as demonstrated through the VIX, also decreased significantly in December compared to October and November.

On December 16, 2008, the Federal Open Market Committee (the "FOMC") issued a press release stating that "labor market conditions have deteriorated, and the available data indicate that consumer spending, business investment, and industrial production have declined. Financial markets remain quite strained and credit conditions tight. Overall, the outlook for economic activity has weakened further."

Chairman of the Federal Reserve Board Ben Bernanke stated in a speech at the Economic Club of New York on October 15, 2008 that the root of the current economic crisis is a loss of confidence by investors and the public in the strength of key financial institutions and the markets. He predicted that, as political and

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

financial leaders slowly restore the public's faith in the markets, investors will gradually begin to re-establish their trust, and the markets will start to recover.

Despite the easing of volatility in December, compared to that of prior months, we believe there will continue to be months of uncertainty. At the end of the year, the market showed signs of easing liquidity with interest rates such as the LIBOR decreasing, interbank lending increasing, and the U.S. dollar strengthening. However, it is not clear that this additional liquidity in the markets and between banks will truly benefit consumers. For example, banks have begun to tighten their credit standards to such an extent that the average consumer may have a harder time borrowing money. Therefore, in this economic crisis where faith in the markets is key, we believe, like Bernanke, that in order for the market to recover, confidence and liquidity need to be restored.

Additionally, we have observed an increase in technical movements — caused by large hedge funds reducing leverage — not related to the fundamentals that most quantitative models are based upon. We believe that these volatile intraday swings will need to be monitored closely, but as our investment model is designed with long-term goals in mind, a drastic change in our investment model will not be made. That being said, we are continuously conducting economic, statistical, and financial research on various levels in order to enhance our model. We have gone back to the basics of finance, where we seek to buy businesses that make comfortable returns without the need for excessive leverage.

Jordan Low
Portfolio Manager

The value of investments generally will fluctuate in response to market movements.

In addition to historical information, this report contains forward-looking statements, which may concern, among other things, domestic and foreign market, industry and economic trends and developments and government regulation and their potential impact on the Fund's investments. These statements are subject to risks and uncertainties and actual trends, developments and regulations in the future, and their impact on the Fund could be materially different from those projected, anticipated or implied. The Fund has no obligation to update or revise forward-looking statements.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Common Class shares and the
S&P 500 Index3 for Ten Years.

Comparison of Change in Value of $10,000 Investment in the
Credit Suisse Large Cap Blend Fund1 Class A shares2, Class B shares2,
Class C shares2 and the S&P 500 Index3,4 from Inception (07/31/01).

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Average Annual Returns as of December 31, 20081

	1 Year	5 Years	10 Years	Since Inception
Common Class[5]	(34.46)%	(3.31)%	(1.17)%	(0.02)%
Class A Without Sales Charge	(34.45)%	(3.32)%	—	(3.92)%
Class A With Maximum Sales Charge	(38.21)%	(4.46)%	—	(4.69)%
Class B Without CDSC	(34.97)%	(4.04)%	—	(4.65)%
Class B With CDSC	(37.55)%	(4.04)%	—	(4.65)%
Class C Without CDSC	(34.91)%	(4.03)%	—	(4.68)%
Class C With CDSC	(35.56)%	(4.03)%	—	(4.68)%

Returns represent past performance and include change in share price and reinvestment of dividends and capital gains. Past performance cannot guarantee future results. The current performance of the Fund may be lower or higher than the figures shown. Returns and share price will fluctuate, and redemption value may be more or less than original cost. The performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Performance information current to the most recent month-end is available at www.credit-suisse.com/us.

The annualized gross expense ratios are 1.71% for Common Class shares, 1.70% for Class A shares, 2.40% for Class B shares and 2.43% for Class C shares. The annualized net expense ratios after fee waivers and/or expense reimbursements are 1.30% for Common Class shares, 1.30% for Class A shares, 2.05% for Class B shares and 2.05% for Class C shares.

1  Fee waivers and/or expense reimbursements may reduce expenses for the Fund, without which performance would be lower. Waivers and/or reimbursements may be discontinued at any time.

2  Total return for the Fund's Class A shares for the reporting period, based on offering price (including maximum sales charge of 5.75%), was (38.21)%. Total return for the Fund's Class B Shares for the reporting period, based on redemption value (including contingent deferred sales charge of 4.00%), was (37.55)%. Total return for the Fund's Class C shares for the reporting period, based on redemption value (including contingent deferred sales charge of 1.00%), was (35.56)%.

3  The Standard & Poor's 500 Index is an unmanaged index (with no defined investment objective) of common stocks, includes reinvestment of dividends, and is a registered trademark of The McGraw-Hill Companies, Inc. Investors cannot invest directly in an index.

4  Performance for the index is not available for the period July 31, 2001 (commencement of operations). For that reason, performance is shown for the period beginning August 1, 2001.

5  Inception date 10/30/98.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Information About Your Fund's Expenses

As an investor of the Fund, you incur two types of costs: ongoing expenses and transaction costs. Ongoing expenses include management fees, distribution and service (12b-1) fees and other Fund expenses. Examples of transaction costs include sales charges (loads), redemption fees and account maintenance fees, which are not shown in this section and which would result in higher total expenses. The following table is intended to help you understand your ongoing expenses of investing in the Fund and to help you compare these expenses with the ongoing expenses of investing in other mutual funds. The table is based on an investment of $1,000 made at the beginning of the six month period ended December 31, 2008.

The table illustrates your Fund's expenses in two ways:

• Actual Fund Return. This helps you estimate the actual dollar amount of ongoing expenses paid on a $1,000 investment in the Fund using the Fund's actual return during the period. To estimate the expenses you paid over the period, simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.6), then multiply the result by the number in the "Expenses Paid per $1,000" line under the share class you hold.

• Hypothetical 5% Fund Return. This helps you to compare your Fund's ongoing expenses with those of other mutual funds using the Fund's actual expense ratio and a hypothetical rate of return of 5% per year before expenses. Examples using a 5% hypothetical fund return may be found in the shareholder reports of other mutual funds. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period.

Please note that the expenses shown in these tables are meant to highlight your ongoing expenses only and do not reflect any transaction costs, such as sales charges (loads) or redemption fees. If these transaction costs had been included, your costs would have been higher. The "Expenses Paid per $1,000" line of the tables is useful in comparing ongoing expenses only and will not help you determine the relative total expenses of owning different funds.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

Expenses and Value for a $1,000 Investment
for the six month period ended December 31, 2008

Actual Fund Return	Common Class	Class A	Class B	Class C
Beginning Account Value 7/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/08	$743.10	$742.60	$739.80	$740.00
Expenses Paid per $1,000*	$5.70	$5.69	$8.97	$8.97
Hypothetical 5% Fund Return
Beginning Account Value 7/1/08	$1,000.00	$1,000.00	$1,000.00	$1,000.00
Ending Account Value 12/31/08	$1,018.60	$1,018.60	$1,014.83	$1,014.83
Expenses Paid per $1,000*	$6.60	$6.60	$10.38	$10.38
	Common Class	Class A	Class B	Class C
Annualized Expense Ratios*	1.30%	1.30%	2.05%	2.05%

*  Expenses are equal to the Fund's annualized expense ratio for each share class, multiplied by the average account value over the period, multiplied by the number of days in the most recent fiscal half year period, then divided by 366.

  The "Expenses Paid per $1,000" and the "Annualized Expense Ratios" in the tables are based on actual expenses paid by the Fund during the period, net of fee waivers and/or expense reimbursements. If those fee waivers and/or expense reimbursements had not been in effect, the Fund's actual expenses would have been higher.

For more information, please refer to the Fund's prospectus.

Credit Suisse Large Cap Blend Fund
Annual Investment Adviser's Report (continued)
December 31, 2008 (unaudited)

SECTOR BREAKDOWN*

*  Expressed as a percentage of total investments (excluding securities lending collateral if applicable) and may vary over time.

Credit Suisse Large Cap Blend Fund
Schedule of Investments
December 31, 2008

	Number of Shares	Value
COMMON STOCKS (98.7%)
Aerospace & Defense (2.4%)
Alliant Techsystems, Inc.*	200	$17,152
Cubic Corp.	300	8,160
General Dynamics Corp.	2,700	155,493
Goodrich Corp.	3,300	122,166
Hexcel Corp.*	1,300	9,607
L-3 Communications Holdings, Inc.	100	7,378
Lockheed Martin Corp.	100	8,408
Northrop Grumman Corp.	7,100	319,784
Orbital Sciences Corp.*	400	7,812
Raytheon Co.	500	25,520
Rockwell Collins, Inc.	1,500	58,635
Spirit AeroSystems Holdings, Inc. Class A*	100	1,017
The Boeing Co.	100	4,267
United Technologies Corp.	200	10,720
		756,119
Air Freight & Couriers (0.1%)
FedEx Corp.	200	12,830
United Parcel Service, Inc. Class B	200	11,032
		23,862
Airlines (0.0%)
Continental Airlines, Inc. Class B*	300	5,418
Southwest Airlines Co.	800	6,896
		12,314
Auto Components (0.6%)
Autoliv, Inc.	600	12,876
BorgWarner, Inc.	3,700	80,549
Gentex Corp.	300	2,649
Johnson Controls, Inc.	5,300	96,248
The Goodyear Tire & Rubber Co.*	1,800	10,746
		203,068
Automobiles (0.1%)
Ford Motor Co.*	8,500	19,465
General Motors Corp.	2,100	6,720
		26,185
Banks (3.9%)
Astoria Financial Corp.	5,700	93,936
BancorpSouth, Inc.	3,100	72,416
Bank of America Corp.	565	7,955
Bank of Hawaii Corp.	1,700	76,789
Bank of New York Mellon Corp.	1,300	36,829
BB&T Corp.	300	8,238
Cullen/Frost Bankers, Inc.	700	35,476
Fifth Third Bancorp	600	4,956

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Banks
Hudson City Bancorp, Inc.	21,200	$338,352
National City Corp.	2,900	5,249
New York Community Bancorp, Inc.	300	3,588
Northern Trust Corp.	4,500	234,630
Old National Bancorp	200	3,632
PNC Financial Services Group, Inc.	100	4,900
Provident Financial Services, Inc.	15,000	229,500
Regions Financial Corp.	100	796
SunTrust Banks, Inc.	300	8,862
U.S. Bancorp	200	5,002
Valley National Bancorp	1,400	28,350
Washington Mutual, Inc.	5,700	123
Wells Fargo & Co.	200	5,896
Wilmington Trust Corp.	1,000	22,240
Zions Bancorporation	300	7,353
		1,235,068
Beverages (1.0%)
Brown-Forman Corp. Class B	275	14,160
Dr. Pepper Snapple Group, Inc.*	5,400	87,750
Molson Coors Brewing Co. Class B	1,200	58,704
PepsiAmericas, Inc.	3,500	71,260
PepsiCo, Inc.	200	10,954
The Coca-Cola Co.	100	4,527
The Pepsi Bottling Group, Inc.	3,300	74,283
		321,638
Biotechnology (1.9%)
Amgen, Inc.*	108	6,237
BioMarin Pharmaceutical, Inc.*	2,500	44,500
Celgene Corp.*	50	2,764
Charles River Laboratories International, Inc.*	900	23,580
Cubist Pharmaceuticals, Inc.*	1,000	24,160
Facet Biotech Corp.*	440	4,220
Genentech, Inc.*	500	41,455
Genzyme Corp.*	150	9,955
Gilead Sciences, Inc.*	200	10,228
Life Technologies Corp.*	13,375	311,771
Myriad Genetics, Inc.*	1,700	112,642
PDL BioPharma, Inc.	2,200	13,596
		605,108
Building Products (0.8%)
Crane Co.	14,800	255,152
Griffon Corp.*	500	4,665
		259,817

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Chemicals (1.6%)
Airgas, Inc.	1,700	$66,283
Ashland, Inc.	809	8,503
CF Industries Holdings, Inc.	2,800	137,648
Eastman Chemical Co.	500	15,855
FMC Corp.	700	31,311
Monsanto Co.	100	7,035
Olin Corp.	900	16,272
Praxair, Inc.	200	11,872
Rohm & Haas Co.	300	18,537
The Dow Chemical Co.	3,700	55,833
The Mosaic Co.	3,500	121,100
The Valspar Corp.	200	3,618
		493,867
Commercial Services & Supplies (2.1%)
Arbitron, Inc.	300	3,984
Brink's Home Security Holdings, Inc.*	200	4,384
Bristow Group, Inc.*	100	2,679
Career Education Corp.*	1,400	25,116
Cintas Corp.	100	2,323
Cogent, Inc.*	2,000	27,140
Convergys Corp.*	300	1,923
Corinthian Colleges, Inc.*	1,500	24,555
Darling International, Inc.*	100	549
FTI Consulting, Inc.*	300	13,404
Global Payments, Inc.	300	9,837
H&R Block, Inc.	4,200	95,424
Herman Miller, Inc.	1,900	24,757
Hewitt Associates, Inc. Class A*	1,000	28,380
Intermec, Inc.*	500	6,640
Monster Worldwide, Inc.*	700	8,463
Pitney Bowes, Inc.	500	12,740
Republic Services, Inc.	1,800	44,622
Robert Half International, Inc.	900	18,738
Rollins, Inc.	2,900	52,432
The Brink's Co.	2,300	61,824
Total System Services, Inc.	2,800	39,200
Waste Connections, Inc.*	500	15,785
Waste Management, Inc.	3,800	125,932
Weight Watchers International, Inc.	300	8,826
		659,657

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Communications Equipment (0.3%)
Arris Group, Inc.*	800	$6,360
Ciena Corp.*	2,200	14,740
Cisco Systems, Inc.*	500	8,150
Corning, Inc.	2,400	22,872
Emulex Corp.*	400	2,792
F5 Networks, Inc.*	200	4,572
InterDigital, Inc.*	300	8,250
Juniper Networks, Inc.*	200	3,502
Motorola, Inc.	4,400	19,492
Polycom, Inc.*	100	1,351
QUALCOMM, Inc.	100	3,583
Tellabs, Inc.*	1,100	4,532
		100,196
Computers & Peripherals (2.3%)
Apple Computer, Inc.*	100	8,535
Dell, Inc.*	2,100	21,504
Hewlett-Packard Co.	100	3,629
International Business Machines Corp.	100	8,416
Lexmark International, Inc. Class A*	4,400	118,360
NCR Corp.*	18,500	261,590
NetApp, Inc.*	2,500	34,925
NVIDIA Corp.*	6,900	55,683
Teradata Corp.*	900	13,347
Western Digital Corp.*	17,200	196,940
		722,929
Construction & Engineering (0.7%)
Fluor Corp.	3,600	161,532
Foster Wheeler, Ltd.*	2,300	53,774
Granite Construction, Inc.	100	4,393
Jacobs Engineering Group, Inc.*	100	4,810
		224,509
Construction Materials (0.1%)
Texas Industries, Inc.	300	10,350
Vulcan Materials Co.	300	20,874
		31,224
Containers & Packaging (0.6%)
AptarGroup, Inc.	2,000	70,480
Ball Corp.	100	4,159
Bemis Co., Inc.	200	4,736
Crown Holdings, Inc.*	300	5,760
Greif, Inc. Class A	100	3,343
Owens-Illinois, Inc.*	900	24,597
Packaging Corp. of America	4,300	57,878
Sonoco Products Co.	800	18,528
		189,481

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Diversified Financials (5.0%)
American Capital, Ltd.	700	$2,268
American Express Co.	400	7,420
Ameriprise Financial, Inc.	400	9,344
BlackRock, Inc.	300	40,245
Broadridge Financial Solutions, Inc.	1,100	13,794
Capital One Financial Corp.	300	9,567
CIT Group, Inc.	800	3,632
Citigroup, Inc.	5,200	34,892
Discover Financial Services	2,800	26,684
E*TRADE Financial Corp.*	1,800	2,070
Exlservice Holdings, Inc.*	100	857
Fannie Mae	3,500	2,660
Federated Investors, Inc. Class B	10,400	176,384
First Horizon National Corp.	426	4,499
Franklin Resources, Inc.	700	44,646
Freddie Mac	2,000	1,460
Invesco, Ltd.	2,600	37,544
Investment Technology Group, Inc.*	1,000	22,720
Janus Capital Group, Inc.	1,000	8,030
JPMorgan Chase & Co.	300	9,459
Manulife Financial Corp.	4,900	83,447
Marshall & Ilsley Corp.	3,900	53,196
Morgan Stanley	1,000	16,040
NewAlliance Bancshares, Inc.	5,600	73,752
Principal Financial Group, Inc.	4,300	97,051
Raymond James Financial, Inc.	2,000	34,260
SLM Corp.*	300	2,670
State Street Corp.	2,500	98,325
T. Rowe Price Group, Inc.	8,500	301,240
The Charles Schwab Corp.	11,000	177,870
The Goldman Sachs Group, Inc.	100	8,439
Waddell & Reed Financial, Inc. Class A	10,400	160,784
Western Union Co.	400	5,736
		1,570,985
Diversified Telecommunication Services (0.7%)
AT&T, Inc.	622	17,727
CenturyTel, Inc.	400	10,932
Embarq Corp.	1,000	35,960
Hungarian Telephone & Cable Corp*	100	860
JDS Uniphase Corp.*	800	2,920
Liberty Global, Inc. Class A*	1,200	19,104
NeuStar, Inc. Class A*	3,600	68,868
Qwest Communications International, Inc.	4,000	14,560
Sprint Nextel Corp.*	6,200	11,346
Verizon Communications, Inc.	300	10,170
Windstream Corp.	1,600	14,720
		207,167

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Electric Utilities (0.7%)
Alliant Energy Corp.	300	$8,754
Cleco Corp.	300	6,849
Constellation Energy Group, Inc.	300	7,527
DPL, Inc.	1,500	34,260
Dynegy, Inc. Class A*	800	1,600
Edison International	300	9,636
Entergy Corp.	100	8,313
FPL Group, Inc.	200	10,066
Mirant Corp.*	1,600	30,192
Ormat Technologies, Inc.	2,900	92,423
PG&E Corp.	100	3,871
Public Service Enterprise Group, Inc.	300	8,751
Reliant Energy, Inc.*	300	1,734
		223,976
Electronic Equipment & Instruments (3.8%)
Benchmark Electronics, Inc.*	10,100	128,977
Brady Corp. Class A	4,500	107,775
Emerson Electric Co.	100	3,661
Energizer Holdings, Inc.*	200	10,828
FLIR Systems, Inc.*	1,200	36,816
Hubbell, Inc. Class B	400	13,072
Ingram Micro, Inc. Class A*	8,200	109,798
Jabil Circuit, Inc.	2,100	14,175
Koninklijke (Royal) Philips Electronics NV NY Shares	30,900	613,983
PerkinElmer, Inc.	700	9,737
Riverbed Technology, Inc.*	100	1,139
Rockwell Automation, Inc.	1,300	41,912
Thermo Fisher Scientific, Inc.*	300	10,221
Tyco Electronics, Ltd.	5,200	84,292
Waters Corp.*	100	3,665
		1,190,051
Energy Equipment & Services (2.7%)
Atwood Oceanics, Inc.*	2,400	36,672
Baker Hughes, Inc.	800	25,656
BJ Services Co.	500	5,835
Cameron International Corp.*	900	18,450
CARBO Ceramics, Inc.	700	24,871
Dresser-Rand Group, Inc.*	3,100	53,475
ENSCO International, Inc.	3,265	92,693
FMC Technologies, Inc.*	2,400	57,192
Halliburton Co.	300	5,454
Helmerich & Payne, Inc.	1,100	25,025
Noble Corp.	9,600	212,064
Patterson-UTI Energy, Inc.	3,200	36,832
Pride International, Inc.*	1,500	23,970

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Energy Equipment & Services
Schlumberger, Ltd.	100	$4,233
SEACOR Holdings, Inc.*	100	6,665
Superior Energy Services, Inc.*	200	3,186
Tidewater, Inc.	5,200	209,404
Unit Corp.*	500	13,360
		855,037
Food & Drug Retailing (0.9%)
CVS Caremark Corp.	1,000	28,740
Flowers Foods, Inc.	3,600	87,696
Ruddick Corp.	2,900	80,185
Safeway, Inc.	600	14,262
SUPERVALU, Inc.	700	10,220
Sysco Corp.	800	18,352
Terra Industries, Inc.	400	6,668
The Kroger Co.	300	7,923
Walgreen Co.	1,400	34,538
Whole Foods Market, Inc.	400	3,776
		292,360
Food Products (1.3%)
Archer-Daniels-Midland Co.	2,300	66,309
Campbell Soup Co.	300	9,003
Chiquita Brands International, Inc.*	100	1,478
Corn Products International, Inc.	300	8,655
Dean Foods Co.*	1,200	21,564
Del Monte Foods Co.	4,400	31,416
Diamond Foods, Inc.	500	10,075
General Mills, Inc.	200	12,150
H.J. Heinz Co.	100	3,760
Herbalife, Ltd.	3,100	67,208
Hormel Foods Corp.	300	9,324
Kellogg Co.	300	13,155
Kraft Foods, Inc. Class A	300	8,055
McCormick & Co., Inc.	1,200	38,232
Ralcorp Holdings, Inc.*	100	5,840
Sara Lee Corp.	200	1,958
Sensient Technologies Corp.	200	4,776
The Hershey Co.	300	10,422
The J.M. Smucker Co.	100	4,336
Tyson Foods, Inc. Class A	8,100	70,956
Unilever NV NY Shares	300	7,365
		406,037
Forestry & Paper (0.3%)
MeadWestvaco Corp.	8,200	91,758

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Gas Utilities (3.0%)
Atmos Energy Corp.	1,300	$30,810
Energen Corp.	100	2,933
Kinder Morgan Energy Partners LP	200	9,150
Kinder Morgan Management LLC*	1,343	53,693
MDU Resources Group, Inc.	1,400	30,212
National Fuel Gas Co.	4,000	125,320
New Jersey Resources Corp.	8,700	342,345
Northwest Natural Gas Co.	800	35,384
Piedmont Natural Gas Co., Inc.	5,700	180,519
South Jersey Industries, Inc.	500	19,925
Southwestern Energy Co.*	300	8,691
UGI Corp.	300	7,326
WGL Holdings, Inc.	2,900	94,801
		941,109
Healthcare Equipment & Supplies (1.1%)
Baxter International, Inc.	200	10,718
Becton, Dickinson & Co.	100	6,839
Bio-Rad Laboratories, Inc. Class A*	300	22,593
Boston Scientific Corp.*	2,800	21,672
Conceptus, Inc.*	100	1,522
Covidien, Ltd.	100	3,624
Edwards Lifesciences Corp.*	500	27,475
Haemonetics Corp.*	2,200	124,300
IMS Health, Inc.	1,100	16,676
Invacare Corp.	200	3,104
Kinetic Concepts, Inc.*	400	7,672
Medtronic, Inc.	300	9,426
Millipore Corp.*	119	6,131
Mine Safety Appliances Co.	300	7,173
STERIS Corp.	1,200	28,668
Stryker Corp.	300	11,985
Varian Medical Systems, Inc.*	900	31,536
Zimmer Holdings, Inc.*	200	8,084
		349,198
Healthcare Providers & Services (3.5%)
Aetna, Inc.	10,500	299,250
AMERIGROUP Corp.*	300	8,856
AmerisourceBergen Corp.	400	14,264
CIGNA Corp.	11,500	193,775
Community Health Systems, Inc.*	100	1,458
Covance, Inc.*	2,100	96,663
Humana, Inc.*	1,100	41,008
Kindred Healthcare, Inc.*	100	1,302
Lincare Holdings, Inc.*	400	10,772
Magellan Health Services, Inc.*	4,100	160,556
McKesson Corp.	365	14,137

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Healthcare Providers & Services
Owens & Minor, Inc.	3,800	$143,070
Pharmaceutical Product Development, Inc.	300	8,703
Quest Diagnostics, Inc.	200	10,382
Tenet Healthcare Corp.*	1,300	1,495
UnitedHealth Group, Inc.	300	7,980
Universal Health Services, Inc. Class B	300	11,271
WellPoint, Inc.*	1,700	71,621
		1,096,563
Hotels, Restaurants & Leisure (1.9%)
Brinker International, Inc.*	600	6,324
Burger King Holdings, Inc.	500	11,940
Carnival Corp.	6,500	158,080
CEC Entertainment, Inc.*	300	7,275
Cracker Barrel Old Country Store, Inc.	900	18,531
Darden Restaurants, Inc.	5,000	140,900
McDonald's Corp.	200	12,438
P.F. Chang's China Bistro, Inc.*	100	2,094
Tim Hortons, Inc.	500	14,420
Wendy's/Arby's Group, Inc. Class A	328	1,620
WMS Industries, Inc.*	7,500	201,750
Wyndham Worldwide Corp.	500	3,275
Yum! Brands, Inc.	300	9,450
		588,097
Household Durables (1.1%)
D.R. Horton, Inc.	500	3,535
Dolby Laboratories, Inc. Class A*	500	16,380
Harman International Industries, Inc.	4,100	68,593
KB HOME	100	1,362
Leggett & Platt, Inc.	1,700	25,823
Lennar Corp. Class A	1,200	10,404
M.D.C. Holdings, Inc.	1,300	39,390
Snap-on, Inc.	2,900	114,202
The Black & Decker Corp.	100	4,181
Tupperware Brands Corp.	2,300	52,210
Whirlpool Corp.	300	12,405
		348,485
Household Products (0.1%)
Church & Dwight Co., Inc.	200	11,224
Clorox Co.	66	3,667
Colgate-Palmolive Co.	200	13,708
The Procter & Gamble Co.	200	12,364
		40,963

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Industrial Conglomerates (0.5%)
3M Co.	200	$11,508
General Electric Co.	300	4,860
Honeywell International, Inc.	2,000	65,660
KBR, Inc.	1,400	21,280
Reynolds American, Inc.	300	12,093
Textron, Inc.	400	5,548
Tyco International, Ltd.	800	17,280
Walter Industries, Inc.	300	5,253
		143,482
Insurance (12.3%)
ACE, Ltd.	5,800	306,936
AEGON NV NY Shares	7,100	42,955
Aflac, Inc.	6,500	297,960
Ambac Financial Group, Inc.	300	390
American Financial Group, Inc.	3,700	84,656
American International Group, Inc.	1,200	1,884
Aon Corp.	1,200	54,816
Arthur J. Gallagher & Co.	600	15,546
Assurant, Inc.	11,600	348,000
Axis Capital Holdings, Ltd.	6,800	198,016
Brown & Brown, Inc.	1,000	20,900
CNA Financial Corp.	600	9,864
Endurance Specialty Holdings, Ltd.	300	9,159
Fidelity National Financial, Inc. Class A	100	1,775
First American Corp.	100	2,889
Genworth Financial, Inc. Class A	1,200	3,396
Hanover Insurance Group, Inc.	400	17,188
HCC Insurance Holdings, Inc.	700	18,725
Horace Mann Educators Corp.	100	919
Lincoln National Corp.	300	5,652
Loews Corp.	14,800	418,100
Marsh & McLennan Cos., Inc.	400	9,708
MBIA, Inc.*	700	2,849
Mercury General Corp.	100	4,599
MetLife, Inc.	1,700	59,262
Odyssey Re Holdings Corp.	200	10,362
PartnerRe, Ltd.	200	14,254
Prudential Financial, Inc.	2,600	78,676
Reinsurance Group of America, Inc.	700	29,974
RenaissanceRe Holdings, Ltd.	2,600	134,056
StanCorp Financial Group, Inc.	2,200	91,894
The Allstate Corp.	17,100	560,196
The Chubb Corp.	2,200	112,200
The Hartford Financial Services Group, Inc.	400	6,568
The Progressive Corp.	500	7,405
The Travelers Cos., Inc.	6,200	280,240
Torchmark Corp.	5,800	259,260

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Insurance
Unum Group	16,600	$308,760
W.R. Berkley Corp.	800	24,800
XL Capital, Ltd. Class A	800	2,960
		3,857,749
Internet & Catalog Retail (0.0%)
Amazon.com, Inc.*	100	5,128
Expedia, Inc.*	1,100	9,064
		14,192
Internet Software & Services (0.8%)
Akamai Technologies, Inc.*	2,000	30,180
Digital River, Inc.*	100	2,480
Google, Inc. Class A*	100	30,765
Sohu.com, Inc.*	3,800	179,892
Yahoo!, Inc.*	500	6,100
		249,417
IT Consulting & Services (1.2%)
Automatic Data Processing, Inc.	4,400	173,096
Cognizant Technology Solutions Corp. Class A*	900	16,254
Computer Sciences Corp.*	4,000	140,560
IHS, Inc. Class A*	300	11,226
Paychex, Inc.	300	7,884
Sun Microsystems, Inc.*	1,400	5,348
Tyler Technologies, Inc.*	2,400	28,752
Unisys Corp.*	1,400	1,190
		384,310
Leisure Equipment & Products (0.6%)
Callaway Golf Co.	700	6,503
Eastman Kodak Co.	13,900	91,462
Marvel Entertainment, Inc.*	2,900	89,175
Mattel, Inc.	300	4,800
		191,940
Machinery (2.4%)
AGCO Corp.*	3,500	82,565
Briggs & Stratton Corp.	1,000	17,590
Bucyrus International, Inc.	900	16,668
Caterpillar, Inc.	100	4,467
Cummins, Inc.	5,000	133,650
Danaher Corp.	200	11,322
Dover Corp.	2,800	92,176
Eaton Corp.	100	4,971
Gardner Denver, Inc.*	900	21,006
Harsco Corp.	5,300	146,704
Illinois Tool Works, Inc.	300	10,515
Ingersoll-Rand Co., Ltd. Class A	246	4,268

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Machinery
Joy Global, Inc.	900	$20,601
PACCAR, Inc.	1,800	51,480
Pall Corp.	2,300	65,389
Parker Hannifin Corp.	1,200	51,048
Pentair, Inc.	200	4,734
The Manitowoc Co., Inc.	400	3,464
The Timken Co.	700	13,741
		756,359
Marine (0.2%)
Kirby Corp.*	1,300	35,568
Overseas Shipholding Group, Inc.	300	12,633
		48,201
Media (2.2%)
Cablevision Systems Corp. Group A	300	5,052
DIRECTV Group, Inc.*	600	13,746
DISH Network Corp. Class A*	12,200	135,298
DreamWorks Animation SKG, Inc. Class A*	1,300	32,838
Interactive Data Corp.	400	9,864
John Wiley & Sons, Inc. Class A	1,200	42,696
News Corp. Class A	23,100	209,979
Omnicom Group, Inc.	3,300	88,836
Regal Entertainment Group Class A	6,100	62,281
Scripps Networks Interactive Class A	300	6,600
The Interpublic Group of Cos., Inc.*	1,400	5,544
The New York Times Co. Class A	400	2,932
The Walt Disney Co.	600	13,614
Time Warner, Inc.	5,700	57,342
Viacom, Inc. Class B*	400	7,624
		694,246
Metals & Mining (1.0%)
AK Steel Holding Corp.	800	7,456
Alpha Natural Resources, Inc.*	2,600	42,094
Arch Coal, Inc.	900	14,661
Compass Minerals International, Inc.	2,300	134,918
CONSOL Energy, Inc.	200	5,716
Foundation Coal Holdings, Inc.	400	5,608
Freeport-McMoRan Copper & Gold, Inc.	276	6,745
Massey Energy Co.	600	8,274
Newmont Mining Corp.	900	36,630
Nucor Corp.	248	11,458
Peabody Energy Corp.	300	6,825
Schnitzer Steel Industries, Inc. Class A	300	11,295
United States Steel Corp.	200	7,440
Worthington Industries, Inc.	400	4,408
		303,528

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Multi-Utilities (0.5%)
Avista Corp.	400	$7,752
Duke Energy Corp.	600	9,006
NiSource, Inc.	10,300	112,991
Vectren Corp.	500	12,505
Westar Energy, Inc.	300	6,153
		148,407
Multiline Retail (1.9%)
99 Cents Only Stores*	4,600	50,278
Big Lots, Inc.*	6,700	97,083
BJ's Wholesale Club, Inc.*	3,500	119,910
Costco Wholesale Corp.	100	5,250
Dillard's, Inc. Class A	100	397
Dollar Tree, Inc.*	1,400	58,520
Family Dollar Stores, Inc.	5,200	135,564
Fred's, Inc. Class A	300	3,228
Macy's, Inc.	10,500	108,675
Sears Holdings Corp.*	100	3,887
Target Corp.	300	10,359
Wal-Mart Stores, Inc.	200	11,212
		604,363
Office Electronics (0.3%)
Xerox Corp.	10,100	80,497
Oil & Gas (8.3%)
Anadarko Petroleum Corp.	100	3,855
Bill Barrett Corp.*	300	6,339
Chesapeake Energy Corp.	300	4,851
Chevron Corp.	3,200	236,704
Cimarex Energy Co.	300	8,034
Comstock Resources, Inc.*	300	14,175
ConocoPhillips	6,400	331,520
El Paso Corp.	700	5,481
Enbridge Energy Partners LP	3,300	84,150
Enbridge, Inc.	300	9,741
EnCana Corp.	1,400	65,072
Encore Acquisition Co.*	100	2,552
Enterprise Products Partners LP	1,100	22,803
EOG Resources, Inc.	100	6,658
Exxon Mobil Corp.	4,300	343,269
Goodrich Petroleum Corp.*	300	8,985
Imperial Oil, Ltd.	1,800	60,696
Magellan Midstream Partners LP	900	27,189
Marathon Oil Corp.	398	10,889
Mariner Energy, Inc.*	200	2,040
Murphy Oil Corp.	4,500	199,575
Nexen, Inc.	100	1,758

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Oil & Gas
Noble Energy	100	$4,922
NuStar Energy LP	100	4,106
Occidental Petroleum Corp.	100	5,999
Petro-Canada	2,800	61,292
Plains All American Pipeline, LP	100	3,469
Royal Dutch Shell PLC ADR	16,800	889,392
Stone Energy Corp.*	516	5,687
Sunoco, Inc.	300	13,038
Tesoro Corp.	500	6,585
The Williams Cos., Inc.	400	5,792
TransCanada Corp.	300	8,142
Transocean, Ltd.*	300	14,175
Valero Energy Corp.	3,700	80,068
W&T Offshore, Inc.	1,900	27,208
Whiting Petroleum Corp.*	100	3,346
XTO Energy, Inc.	300	10,581
		2,600,138
Personal Products (1.0%)
Alberto-Culver Co.	5,100	125,001
Avon Products, Inc.	400	9,612
The Estee Lauder Cos., Inc. Class A	5,800	179,568
		314,181
Pharmaceuticals (4.6%)
Abbott Laboratories	200	10,674
Allergan, Inc.	100	4,032
Bristol-Myers Squibb Co.	7,936	184,512
Eli Lilly & Co.	5,400	217,458
Emergent Biosolutions, Inc.*	900	23,499
Endo Pharmaceuticals Holdings, Inc.*	5,600	144,928
Forest Laboratories, Inc.*	6,500	165,555
Johnson & Johnson	200	11,966
King Pharmaceuticals, Inc.*	5,000	53,100
Medco Health Solutions, Inc.*	100	4,191
Medicis Pharmaceutical Corp. Class A	3,100	43,090
Merck & Co., Inc.	302	9,181
Mylan, Inc.*	1,100	10,879
Perrigo Co.	300	9,693
Pfizer, Inc.	4,800	85,008
Sepracor, Inc.*	2,200	24,156
Teva Pharmaceutical Industries, Ltd. ADR	125	5,340
Valeant Pharmaceuticals International*	1,500	34,350
Watson Pharmaceuticals, Inc.*	14,500	385,265
		1,426,877

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Real Estate (0.8%)
Apartment Investment & Management Co. Class A	358	$4,135
AvalonBay Communities, Inc.	200	12,116
Boston Properties, Inc.	300	16,500
CB Richard Ellis Group, Inc. Class A*	500	2,160
Corrections Corp. of America*	100	1,636
Developers Diversified Realty Corp.	400	1,952
Equity Residential	600	17,892
HCP, Inc.	500	13,885
Host Hotels & Resorts, Inc.	1,500	11,355
Kimco Realty Corp.	4,600	84,088
Plum Creek Timber Co., Inc.	400	13,896
ProLogis	700	9,723
Public Storage	300	23,850
Simon Property Group, Inc.	500	26,565
Vornado Realty Trust	300	18,105
		257,858
Road & Rail (0.9%)
Burlington Northern Santa Fe Corp.	100	7,571
Heartland Express, Inc.	4,100	64,616
Knight Transportation, Inc.	3,600	58,032
Union Pacific Corp.	100	4,780
Werner Enterprises, Inc.	8,200	142,188
		277,187
Semiconductor Equipment & Products (2.1%)
Advanced Micro Devices, Inc.*	1,800	3,888
Analog Devices, Inc.	2,800	53,256
Applied Materials, Inc.	500	5,065
ASML Holding NV	300	5,421
Broadcom Corp. Class A*	200	3,394
Intel Corp.	300	4,398
Linear Technology Corp.	300	6,636
LSI Corp.*	1,900	6,251
MEMC Electronic Materials, Inc.*	2,300	32,844
Microchip Technology, Inc.	900	17,577
Micron Technology, Inc.*	1,400	3,696
National Semiconductor Corp.	200	2,014
QLogic Corp.*	31,100	417,984
Silicon Laboratories, Inc.*	200	4,956
STMicroelectronics NV NY Shares	11,500	76,475
Texas Instruments, Inc.	600	9,312
		653,167

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Software (3.7%)
Adobe Systems, Inc.*	100	$2,129
Autodesk, Inc.*	5,200	102,180
BMC Software, Inc.*	4,900	131,859
Cerner Corp.*	2,100	80,745
Compuware Corp.*	8,000	54,000
Gartner, Inc.*	1,200	21,396
MICROS Systems, Inc.*	400	6,528
Microsoft Corp.	34,900	678,456
Novell, Inc.*	700	2,723
Oracle Corp.*	500	8,865
Red Hat, Inc.*	2,700	35,694
Salesforce.com, Inc.*	100	3,201
Solera Holdings, Inc.*	100	2,410
Symantec Corp.*	500	6,760
Synopsys, Inc.*	500	9,260
		1,146,206
Specialty Retail (4.7%)
Aaron Rents, Inc.	5,800	154,396
Abercrombie & Fitch Co. Class A	3,900	89,973
Advance Auto Parts, Inc.	300	10,095
Aeropostale, Inc.*	7,300	117,530
American Eagle Outfitters, Inc.	700	6,552
AnnTaylor Stores Corp.*	600	3,462
AutoNation, Inc.*	100	988
bebe stores, Inc.	100	747
Best Buy Co., Inc.	200	5,622
Copart, Inc.*	200	5,438
Dick's Sporting Goods, Inc.*	100	1,411
Foot Locker, Inc.	5,700	41,838
GameStop Corp. Class A*	7,500	162,450
Hanesbrands, Inc.*	300	3,825
Hot Topic, Inc.*	100	927
Limited Brands, Inc.	8,200	82,328
Lowe's Cos., Inc.	300	6,456
Office Depot, Inc.*	500	1,490
RadioShack Corp.	18,400	219,696
Regis Corp.	1,100	15,983
Ross Stores, Inc.	12,248	364,133
The Cato Corp. Class A	2,400	36,240
The Gap, Inc.	500	6,695
The Home Depot, Inc.	400	9,208
The TJX Cos., Inc.	500	10,285
Tractor Supply Co.*	1,495	54,029
Urban Outfitters, Inc.*	600	8,988
Williams-Sonoma, Inc.	5,179	40,707
		1,461,492

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Schedule of Investments (continued)
December 31, 2008

	Number of Shares	Value
COMMON STOCKS
Textiles & Apparel (1.0%)
Coach, Inc.*	1,300	$27,001
Guess?, Inc.	1,600	24,560
Jones Apparel Group, Inc.	1,100	6,446
Liz Claiborne, Inc.	200	520
NIKE, Inc. Class B	200	10,200
Phillips-Van Heusen Corp.	11,900	239,547
		308,274
Tobacco (2.9%)
Altria Group, Inc.	39,500	594,870
Lorillard, Inc.	1,100	61,985
Philip Morris International, Inc.	4,000	174,040
UST, Inc.	600	41,628
Vector Group, Ltd.	3,000	40,860
		913,383
Water Utilities (0.2%)
Aqua America, Inc.	400	8,236
California Water Service Group	700	32,501
Nalco Holding Co.	1,300	15,002
		55,739
Wireless Telecommunication Services (0.0%)
Syniverse Holdings, Inc.*	100	1,194
United States Cellular Corp.*	100	4,324
		5,518
TOTAL COMMON STOCKS (Cost $34,463,843)		30,963,539
TOTAL INVESTMENTS AT VALUE (98.7%) (Cost $34,463,843)		30,963,539
OTHER ASSETS IN EXCESS OF LIABILITIES (1.3%)		397,362
NET ASSETS (100.0%)		$31,360,901

INVESTMENT ABBREVIATION

ADR = American Depositary Receipt

*  Non-income producing security.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Assets and Liabilities
December 31, 2008

Assets
Investments at value (Cost $34,463,843) (Note 2)	$30,963,539
Receivable for investments sold	1,305,912
Receivable for fund shares sold	302,275
Dividend receivable	72,869
Receivable from investment adviser (Note 3)	17,970
Prepaid expenses	24,838
Total Assets	32,687,403
Liabilities
Administrative services fee payable (Note 3)	11,151
Shareholder servicing/Distribution fee payable (Note 3)	6,930
Payable for investments purchased	1,146,941
Due to custodian	70,715
Payable for fund shares redeemed	18,842
Directors' fee payable	2,574
Other accrued expenses payable	69,349
Total Liabilities	1,326,502
Net Assets
Capital stock, $.001 par value (Note 6)	4,055
Paid-in capital (Note 6)	44,485,050
Undistributed net investment income	9,628
Accumulated net realized loss on investments and foreign currency transactions	(9,637,531)
Net unrealized depreciation on investments and foreign currency translations	(3,500,301)
Net Assets	$31,360,901
Common Shares
Net assets	$1,236,468
Shares outstanding	160,428
Net asset value, offering price and redemption price per share	$7.71
A Shares
Net assets	$28,642,442
Shares outstanding	3,695,041
Net asset value and redemption price per share	$7.75
Maximum offering price per share (net asset value/(1-5.75%))	$8.22
B Shares
Net assets	$1,201,248
Shares outstanding	161,637
Net asset value and offering price per share	$7.43
C Shares
Net assets	$280,743
Shares outstanding	37,889
Net asset value and offering price per share	$7.41

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statement of Operations
For the Year Ended December 31, 2008

Investment Income (Note 2)
Dividends	$946,464
Interest	6,972
Securities lending	59,723
Foreign taxes withheld	(1,682)
Total investment income	1,011,477
Expenses
Investment advisory fees (Note 3)	212,144
Administrative services fees (Note 3)	75,664
Shareholder servicing/Distribution fees (Note 3)
Common Class	3,921
Class A	95,878
Class B	18,533
Class C	4,524
Transfer agent fees (Note 3)	92,247
Registration fees	61,846
Custodian fees	57,534
Printing fees (Note 3)	40,148
Audit and tax fees	24,249
Legal fees	22,034
Directors' fees	17,289
Insurance expense	1,410
Commitment fees (Note 4)	530
Miscellaneous expense	10,702
Total expenses	738,653
Less: fees waived (Note 3)	(169,786)
Net expenses	568,867
Net investment income	442,610
Net Realized and Unrealized Gain (Loss) from Investments and Foreign Currency Related Items
Net realized loss from investments	(8,196,011)
Net realized loss from foreign currency transactions	(10)
Net change in unrealized appreciation (depreciation) from investments	(9,632,590)
Net change in unrealized appreciation (depreciation) from foreign currency translations	3
Net realized and unrealized loss from investments and foreign currency related items	(17,828,608)
Net decrease in net assets resulting from operations	$(17,385,998)

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Statements of Changes in Net Assets

	For the Year Ended December 31, 2008	For the Year Ended December 31, 2007
From Operations
Net investment income	$442,610	$295,339
Net realized gain (loss) from investments and foreign currency transactions	(8,196,021)	2,416,403
Net change in unrealized appreciation (depreciation) from investments and foreign currency translations	(9,632,587)	735,659
Net increase (decrease) in net assets resulting from operations	(17,385,998)	3,447,401
From Dividends and Distributions
Dividends from net investment income
Common Class shares	(18,791)	(10,166)
Class A shares	(429,976)	(256,321)
Class B shares	(5,245)	(9,098)
Class C shares	(1,634)	(1,822)
Distributions from net realized gains
Common Class shares	(92)	(204,111)
Class A shares	(2,264)	(5,441,818)
Class B shares	(94)	(404,278)
Class C shares	(28)	(77,674)
Net decrease in net assets resulting from dividends and distributions	(458,124)	(6,405,288)
From Capital Share Transactions (Note 6)
Proceeds from sale of shares	1,643,255	1,416,971
Reinvestment of dividends and distributions	384,584	5,517,132
Net asset value of shares redeemed	(6,099,312)	(10,255,828)
Net decrease in net assets from capital share transactions	(4,071,473)	(3,321,725)
Net decrease in net assets	(21,915,595)	(6,279,612)
Net Assets
Beginning of year	53,276,496	59,556,108
End of year	$31,360,901	$53,276,496
Undistributed net investment income	$9,628	$30,260

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Common Class Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,				For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2008	2007	2006	2005	2004[1]	2004
Per share data
Net asset value, beginning of period	$11.95	$12.71	$12.23	$12.45	$12.01	$11.42
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.08	0.05	0.04	0.05	0.03
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.23)	0.68	1.22	0.30	1.21	0.57
Total from investment operations	(4.12)	0.76	1.27	0.34	1.26	0.60
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.06)	(0.07)	(0.07)	(0.01)	(0.01)
Distributions from net realized gains	(0.00)[3]	(1.46)	(0.72)	(0.49)	(0.81)	—
Total dividends and distributions	(0.12)	(1.52)	(0.79)	(0.56)	(0.82)	(0.01)
Net asset value, end of period	$7.71	$11.95	$12.71	$12.23	$12.45	$12.01
Total return[4]	(34.46)%	6.15%	10.44%	2.70%	10.70%	5.25%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$1,237	$1,883	$2,202	$2,809	$3,471	$4,383
Ratio of expenses to average net assets	1.30%	1.28%	1.30%	1.30%	1.30%[5]	1.30%
Ratio of net investment income to average net assets	1.10%	0.58%	0.40%	0.32%	1.37%[5]	0.23%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.41%	0.07%	0.26%	0.26%	0.32%[5]	0.40%
Portfolio turnover rate	222%	114%	106%	101%	34%	168%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than ($0.01) per share.

4  Total returns are historical and assume changes in share price and reinvestment of all dividends and distributions. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class A Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,				For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2008	2007	2006	2005	2004[1]	2004
Per share data
Net asset value, beginning of period	$12.01	$12.78	$12.26	$12.48	$12.04	$11.44
INVESTMENT OPERATIONS
Net investment income[2]	0.11	0.08	0.05	0.04	0.06	0.04
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.25)	0.67	1.23	0.30	1.20	0.57
Total from investment operations	(4.14)	0.75	1.28	0.34	1.26	0.61
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.12)	(0.06)	(0.04)	(0.07)	(0.01)	(0.01)
Distributions from net realized gains	(0.00)[3]	(1.46)	(0.72)	(0.49)	(0.81)	—
Total dividends and distributions	(0.12)	(1.52)	(0.76)	(0.56)	(0.82)	(0.01)
Net asset value, end of period	$7.75	$12.01	$12.78	$12.26	$12.48	$12.04
Total return[4]	(34.45)%	6.03%	10.48%	2.69%	10.67%	5.33%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$28,642	$47,691	$51,493	$57,200	$63,160	$61,089
Ratio of expenses to average net assets	1.30%	1.28%	1.30%	1.30%	1.30%[5]	1.30%
Ratio of net investment income to average net assets	1.09%	0.58%	0.40%	0.32%	1.37%[5]	0.32%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.40%	0.07%	0.26%	0.26%	0.32%[5]	0.39%
Portfolio turnover rate	222%	114%	106%	101%	34%	168%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than ($0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class B Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,				For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2008	2007	2006	2005	2004[1]	2004
Per share data
Net asset value, beginning of period	$11.49	$12.35	$11.92	$12.18	$11.78	$11.27
INVESTMENT OPERATIONS
Net investment income (loss)[2]	0.03	(0.02)	(0.04)	(0.05)	0.02	(0.05)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.05)	0.65	1.19	0.29	1.19	0.56
Total from investment operations	(4.02)	0.63	1.15	0.24	1.21	0.51
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.03)	—	(0.01)	—	—
Distributions from net realized gains	(0.00)[3]	(1.46)	(0.72)	(0.49)	(0.81)	—
Total dividends and distributions	(0.04)	(1.49)	(0.72)	(0.50)	(0.81)	—
Net asset value, end of period	$7.43	$11.49	$12.35	$11.92	$12.18	$11.78
Total return[4]	(34.97)%	5.24%	9.67%	1.91%	10.44%	4.53%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of year (000s omitted)	$1,201	$3,087	$5,010	$8,342	$13,714	$14,745
Ratio of expenses to average net assets	2.05%	2.03%	2.05%	2.05%	2.05%[5]	2.05%
Ratio of net investment income (loss) to average net assets	0.25%	(0.19)%	(0.35)%	(0.44)%	0.62%[5]	(0.45)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.35%	0.06%	0.26%	0.26%	0.32%[5]	0.39%
Portfolio turnover rate	222%	114%	106%	101%	34%	168%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than ($0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Financial Highlights
(For a Class C Share of the Fund Outstanding Throughout Each Period)

	For the Year Ended December 31,				For the Period September 1, 2004 to December 31,	For the Year Ended August 31,
	2008	2007	2006	2005	2004[1]	2004
Per share data
Net asset value, beginning of period	$11.45	$12.31	$11.89	$12.15	$11.75	$11.24
INVESTMENT OPERATIONS
Net investment income(loss)[2]	0.03	(0.02)	(0.04)	(0.05)	0.03	(0.06)
Net gain (loss) on investments and foreign currency related items (both realized and unrealized)	(4.03)	0.65	1.18	0.29	1.18	0.57
Total from investment operations	(4.00)	0.63	1.14	0.24	1.21	0.51
LESS DIVIDENDS AND DISTRIBUTIONS
Dividends from net investment income	(0.04)	(0.03)	—	(0.01)	—	—
Distributions from net realized gains	(0.00)[3]	(1.46)	(0.72)	(0.49)	(0.81)	—
Total dividends and distributions	(0.04)	(1.49)	(0.72)	(0.50)	(0.81)	—
Net asset value, end of period	$7.41	$11.45	$12.31	$11.89	$12.15	$11.75
Total return[4]	(34.91)%	5.26%	9.61%	1.91%	10.47%	4.54%
RATIOS AND SUPPLEMENTAL DATA
Net assets, end of period (000s omitted)	$281	$616	$851	$1,109	$1,864	$2,156
Ratio of expenses to average net assets	2.05%	2.03%	2.05%	2.05%	2.05%[5]	2.05%
Ratio of net investment income (loss) to average net assets	0.31%	(0.18)%	(0.35)%	(0.44)%	0.62%[5]	(0.47)%
Decrease reflected in above operating expense ratios due to waivers/reimbursements	0.38%	0.06%	0.26%	0.26%	0.32%[5]	0.39%
Portfolio turnover rate	222%	114%	106%	101%	34%	168%

1  The Fund changed its fiscal year end from August 31 to December 31.

2  Per share information is calculated using the average shares outstanding method.

3  This amount represents less than ($0.01) per share.

4  Total returns are historical and assume changes in share price, reinvestment of all dividends and distributions and no sales charge. Had certain expenses not been reduced during the periods shown, total returns would have been lower. Total returns for periods less than one year are not annualized.

5  Annualized.

See Accompanying Notes to Financial Statements.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements
December 31, 2008

Note 1. Organization

Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") is registered under the Investment Company Act of 1940, as amended (the "1940 Act"), as a diversified, open-end management investment company that seeks long-term capital appreciation. The Fund was incorporated under the laws of the State of Maryland on July 31, 1998.

The Fund is authorized to offer six classes of shares: Common Class shares, Advisor Class shares, Institutional Class shares, Class A shares, Class B shares and Class C shares. The Fund currently offers Common Class shares, Class A shares, Class B shares and Class C shares. The Fund's Common Class shares are closed to new investors, with certain exceptions as set forth in the prospectus. Each class of shares represents an equal pro rata interest in the Fund, except that they bear different expenses, which reflect the differences in the range of services provided to them. Effective October 24, 2002, Institutional Class shares ceased operations. Class A shares are sold subject to a front-end sales charge of up to 5.75%. Class B shares are sold subject to a contingent deferred sales charge which declines from 4.00% to zero depending on the period of time the shares are held. Class C shares are sold subject to a contingent deferred sales charge of 1.00% if redeemed within the first year of purchase.

Note 2. Significant Accounting Policies

A) SECURITY VALUATION — The net asset value of the Fund is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the "Exchange") on each day the Exchange is open for business. Equity investments are valued at market value, which is generally determined using the closing price on the exchange or market on which the security is primarily traded at the time of valuation (the "Valuation Time"). If no sales are reported, equity investments are generally valued at the most recent bid quotation as of the Valuation Time or at the lowest asked quotation in the case of a short sale of securities. Debt securities with a remaining maturity greater than 60 days are valued in accordance with the price supplied by a pricing service, which may use a matrix, formula or other objective method that takes into consideration market indices, yield curves and other specific adjustments. Debt obligations that will mature in 60 days or less are valued on the basis of amortized cost, which approximates market value, unless it is determined that using this method would not represent fair value. Investments in mutual funds are valued at the mutual fund's closing net asset value per share on the day of valuation. Securities and other assets for which market quotations are not readily available, or whose values have been materially affected by events occurring before the Fund's Valuation Time but after the close of the securities'

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

primary markets, are valued at fair value as determined in good faith by, or under the direction of, the Board of Directors under procedures established by the Board of Directors. The Fund may utilize a service provided by an independent third party which has been approved by the Board of Directors to fair value certain securities. When fair-value pricing is employed, the prices of securities used by a fund to calculate its net asset value may differ from quoted or published prices for the same securities.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("FAS 157"), effective January 1, 2008. In accordance with FAS 157, fair value is defined as the price that the Fund would receive upon selling an investment in a timely transaction to an independent buyer in the principal or most advantageous market of the investment. FAS 157 established a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability, including assumptions about risk, for example, the risk inherent in a particular valuation technique used to measure fair value including such a pricing model and/or the risk inherent in the inputs to the valuation technique. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity's own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. The three-tier hierarchy of inputs is summarized in the three broad Levels listed below.

•  Level 1 – quoted prices in active markets for identical investments

•  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•  Level 3 – significant unobservable inputs (including the Fund's own assumptions in determining the fair value of investments)

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

The following is a summary of the inputs used as of December 31, 2008 in valuing the Fund's investments carried at value:

Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1 – Quoted Prices	$30,963,539	$—
Level 2 – Other Significant Observable Inputs	—	—
Level 3 – Significant Unobservable Inputs	—	—
Total	$30,963,539	$—

*Other financial instruments include futures, forwards and swap contracts.

B) SECURITY TRANSACTIONS AND INVESTMENT INCOME — Security transactions are accounted for on a trade date basis. Interest income is recorded on the accrual basis. Dividends are recorded on the ex-dividend date. Certain expenses are class-specific expenses and vary by class. Income, expenses (excluding class-specific expenses) and realized/unrealized gains/losses are allocated proportionately to each class of shares based upon the relative net asset value of the outstanding shares of that class. The cost of investments sold is determined by use of the specific identification method for both financial reporting and income tax purposes.

C) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS — Dividends from net investment income and distributions of net realized capital gains, if any, are declared and paid at least annually. However, to the extent that a net realized capital gain can be reduced by a capital loss carryforward, such gain will not be distributed. Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from accounting principles generally accepted in the United States of America ("GAAP").

D) FEDERAL INCOME TAXES — No provision is made for federal taxes as it is the Fund's intention to continue to qualify for and elect the tax treatment applicable to regulated investment companies under the Internal Revenue Code of 1986, as amended, and to make the requisite distributions to its shareholders, which will be sufficient to relieve it from federal income and excise taxes.

During June 2006, the Financial Accounting Standards Board ("FASB") issued FASB Interpretation 48 ("FIN 48" or the "Interpretation"), Accounting for Uncertainty in Income Taxes — an interpretation of FASB statement 109. The Fund has reviewed its current tax positions and has determined that no provision for income tax is required in the Fund's financial statements. The Fund's federal tax returns for the prior three fiscal years remain subject to examination by the Internal Revenue Service.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 2. Significant Accounting Policies

E) USE OF ESTIMATES — The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from these estimates.

F) SHORT-TERM INVESTMENTS — The Fund, together with other funds/portfolios advised by Credit Suisse Asset Management, LLC ("Credit Suisse"), an indirect, wholly-owned subsidiary of Credit Suisse Group AG, pools available cash into either a short-term variable rate time deposit issued by State Street Bank and Trust Company ("SSB"), the Fund's custodian, or a money market fund advised by Credit Suisse. The short-term time deposit issued by SSB is a variable rate account classified as a short-term investment.

G) SECURITIES LENDING — Loans of securities are required at all times to be secured by collateral at least equal to 102% of the market value of domestic securities on loan (including any accrued interest thereon) and 105% of the market value of foreign securities on loan (including any accrued interest thereon). Cash collateral received by the Fund in connection with securities lending activity may be pooled together with cash collateral for other funds/portfolios advised by Credit Suisse and may be invested in a variety of investments, including certain Credit Suisse-advised funds, funds advised by SSB, the Fund's securities lending agent, or money market instruments. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings.

SSB has been engaged by the Fund to act as the Fund's securities lending agent. The Fund's securities lending arrangement provides that the Fund and SSB will share the net income earned from securities lending activities. During the year ended December 31, 2008, total earnings from the Fund's investment in cash collateral received in connection with securities lending arrangements was $300,097, of which $225,629 was rebated to borrowers (brokers). The Fund retained $59,723 in income from the cash collateral investment, and SSB, as lending agent, was paid $14,745. The Fund may also be entitled to certain minimum amounts of income from its securities lending activities. Securities lending income is accrued as earned.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 3. Transactions with Affiliates and Related Parties

Credit Suisse serves as investment adviser for the Fund. For its investment advisory services, Credit Suisse is entitled to receive a fee from the Fund at an annual rate of 0.50% of the Fund's average daily net assets. For the year ended December 31, 2008, investment advisory fees earned and voluntarily waived were $212,144 and $169,786, respectively. Credit Suisse will not recapture from the Fund any fees it waived during the year ended December 31, 2008. Fee waivers and reimbursements are voluntary and may be discontinued by Credit Suisse at any time.

Credit Suisse Asset Management Securities, Inc. ("CSAMSI"), an affiliate of Credit Suisse, and SSB serve as co-administrators to the Fund. For its co-administrative services, CSAMSI currently receives a fee calculated at an annual rate of 0.09% of the Fund's average daily net assets. For the year ended December 31, 2008, co-administrative services fees earned by CSAMSI were $38,186.

For its co-administrative services, SSB receives a fee, exclusive of out-of-pocket expenses, calculated in total for all the Credit Suisse funds/portfolios co-administered by SSB and allocated based upon the relative average net assets of each fund/portfolio, subject to an annual minimum fee. For the year ended December 31, 2008, co-administrative services fees earned by SSB (including out-of-pocket expenses) were $37,478.

In addition to serving as the Fund's co-administrator, CSAMSI currently serves as distributor of the Fund's shares. Pursuant to distribution plans adopted by the Fund pursuant to Rule 12b-1 under the 1940 Act, CSAMSI receives fees for its distribution services. For the Common Class and Class A shares of the Fund, the fee is calculated at an annual rate of 0.25% of the average daily net assets. For Class B and Class C shares of the Fund, the fee is calculated at an annual rate of 1.00% of average daily net assets.

Certain brokers, dealers and financial representatives provide transfer agent related services to the Fund and receive compensation from Credit Suisse. Credit Suisse is then reimbursed by the Fund. For the year ended December 31, 2008, the Fund reimbursed Credit Suisse $810, which is included in the Fund's transfer agent expense.  For the year ended December 31, 2008, CSAMSI and its affiliates advised the Fund that it retained $68 from commissions earned on the sale of the Fund's Class A shares.

Merrill Corporation ("Merrill"), an affiliate of Credit Suisse, has been engaged by the Fund to provide certain financial printing and fulfillment services. For the year ended December 31, 2008, Merrill was paid $34,004 for its services to the Fund.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 4. Line of Credit

The Fund, together with other funds/portfolios advised by Credit Suisse (collectively, the "Participating Funds"), participates in a $50 million committed, unsecured line of credit facility ("Credit Facility") for temporary or emergency purposes with SSB. Under the terms of the Credit Facility, the Participating Funds pay an aggregate commitment fee at a rate of 0.10% per annum on the average unused amount of the Credit Facility, which is allocated among the Participating Funds in such manner as is determined by the governing Boards of the Participating Funds. In addition, the Participating Funds pay interest on borrowings at the Federal Funds rate plus 0.50%. At December 31, 2008, and during the year ended December 31, 2008, the Fund had no borrowings under the Credit Facility.

Note 5. Purchases and Sales of Securities

For the year ended December 31, 2008, purchases and sales of investment securities (excluding short-term investments) were $93,790,073 and $97,298,043, respectively.

Note 6. Capital Share Transactions

The Fund is authorized to issue six billion full and fractional shares of capital stock, $.001 par value per share. Transactions in capital shares for each class were as follows:

	Common Class
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	17,042	$165,259	16,964	$218,288
Shares issued in reinvestment of dividends and distributions	2,195	16,384	17,277	210,141
Shares redeemed	(16,441)	(170,665)	(49,817)	(652,456)
Net increase (decrease)	2,796	$10,978	(15,576)	$(224,027)
	Class A
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	104,498	$1,055,005	81,374	$1,065,293
Shares issued in reinvestment of dividends and distributions	48,264	362,640	402,488	4,922,014
Shares redeemed	(427,565)	(4,191,070)	(543,835)	(7,149,355)
Net decrease	(274,803)	$(2,773,425)	(59,973)	$(1,162,048)

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 6. Capital Share Transactions

	Class B
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	51,043	$393,049	7,564	$92,025
Shares issued in reinvestment of dividends and distributions	587	4,433	28,316	331,808
Shares redeemed	(158,602)	(1,567,675)	(173,086)	(2,167,243)
Net decrease	(106,972)	$(1,170,193)	(137,206)	$(1,743,410)
	Class C
	For the Year Ended December 31, 2008		For the Year Ended December 31, 2007
	Shares	Value	Shares	Value
Shares sold	4,420	$29,942	3,468	$41,365
Shares issued in reinvestment of dividends and distributions	150	1,127	4,553	53,169
Shares redeemed	(20,442)	(169,902)	(23,385)	(286,774)
Net decrease	(15,872)	$(138,833)	(15,364)	$(192,240)

On December 31, 2008, the number of shareholders that held 5% or more of the outstanding shares of each class of the Fund was as follows:

	Number of Shareholders	Approximate Percentage of Outstanding Shares
Common Class	3	36%
Class B	4	38%
Class C	5	55%

Some of the shareholders are omnibus accounts, which hold shares on behalf of individual shareholders.

Note 7. Federal Income Taxes

Income and capital gain distributions are determined in accordance with federal income tax regulations, which may differ from GAAP.

The tax characteristics of dividends and distributions paid during the years ended December 31, 2008 and 2007, respectively, by the Fund were as follows:

Ordinary Income		Long-Term Capital Gain
2008	2007	2008	2007
$458,115	$2,323,895	$9	$4,081,393

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 7. Federal Income Taxes

The tax basis components of distributable earnings differ from the amounts reflected in the Statement of Assets and Liabilities by temporary book/tax differences. These differences are primarily due to losses deferred due to wash sales, security lending transactions, Real Estate Investment Trusts, cumulative basis adjustments on Partnerships, deferral of post-October losses and differing treatments of the capital loss carryforward acquired from the merger with the Credit Suisse Tax Efficient Fund.

At December 31, 2008, the components of distributable earnings on a tax basis were as follows:

Undistributed net investment income	$9,391
Accumulated realized loss	(4,564,640)
Unrealized depreciation	(4,579,022)
Deferral of post-October capital losses	(3,993,933)
$(13,128,204)

At December 31, 2008, the Fund had capital loss carryforwards available to offset possible future capital gains as follows:

Expires December 31,
2009	2010	2016
$487,796	$805,498	$3,271,346

During the tax year ended December 31, 2008, the Fund did not utilize any of the capital loss carryforward.

It is uncertain whether the Fund will be able to realize the benefits of the capital loss carryforward before they expire.

At December 31, 2008, the identified cost for federal income tax purposes, as well as the gross unrealized appreciation from investments for those securities having an excess of value over cost, gross unrealized depreciation from investments for those securities having an excess of cost over value and the net unrealized depreciation from investments were $35,542,565, $1,963,936, $(6,542,962) and $(4,579,026), respectively.

At December 31, 2008, the Fund reclassified $7,596 from undistributed net investment income to accumulated net realized loss, to adjust for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency transactions, realized gain (loss) from the sale of partnerships, Real Estate Investment Trusts, and dividend redesignations. Net assets were not affected by these reclassifications.

Credit Suisse Large Cap Blend Fund
Notes to Financial Statements (continued)
December 31, 2008

Note 8. Contingencies

In the normal course of business, the Fund may provide general indemnifications pursuant to certain contracts and organizational documents. The Fund's maximum exposure under these arrangements is dependent on future claims that may be made against the Fund and, therefore, cannot be estimated; however, based on experience, the risk of loss from such claims is considered remote.

Note 9. Recent Accounting Pronouncements

In March 2008, FASB issued Statement of Financial Accounting Standards No. 161, Disclosures about Derivative Instruments and Hedging Activities ("FAS 161"), an amendment of FASB Statement No. 133. FAS 161 requires enhanced disclosures about (a) how and why an entity uses derivative instruments, (b) how derivative instruments and hedging activities are accounted for, and (c) how derivative instruments and related hedging activities affect a fund's financial position, financial performance, and cash flows. Management of the Fund does not believe the adoption of FAS 161 will materially impact the financial statement amounts, but will require additional disclosures. This will include qualitative and quantitative disclosures on derivative positions existing at period end and the effect of using derivatives during the reporting period. FAS 161 is effective for financial statements issued for fiscal years and interim periods beginning after November 15, 2008.

Credit Suisse Large Cap Blend Fund
Report of Independent Registered Public Accounting Firm

To the Board of Directors and Shareholders of
Credit Suisse Large Cap Blend Fund, Inc.:

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Credit Suisse Large Cap Blend Fund, Inc. (the "Fund") at December 31, 2008, the results of its operations for the year then ended and the changes in its net assets and financial highlights for the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management. Our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance the standards of the Public Company Accounting Oversight Board (United States). Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audit, which included confirmation of securities at December 31, 2008 by correspondence with the custodian and brokers, provides a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Baltimore, Maryland
February 24, 2009

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited)

In approving the renewal of the current Advisory Agreement, the Board of Directors, including the Independent Directors, at a meeting held on November 18 and 19, 2008, considered the following factors with respect to the Large Cap Blend Fund (the "Fund"):

Investment Advisory Fee Rates

The Board reviewed and considered the contractual advisory fee rate of 0.50% ("Contractual Advisory Fee") in light of the extent and quality of the advisory services provided by Credit Suisse Asset Management, LLC ("Credit Suisse"). The Board also reviewed and considered the fee waivers and/or expense reimbursement arrangements currently in place for the Fund and considered the actual fee rate of 0.30% paid by the Fund after taking waivers and reimbursements into account ("Net Advisory Fee"). The Board acknowledged that voluntary fee waivers and expense reimbursements could be discontinued at any time.

Additionally, the Board received and considered information comparing the Fund's Contractual Advisory Fee, Net Advisory Fee and the Fund's overall expenses with those of funds in both the relevant expense group ("Expense Group") and universe of funds ("Expense Universe") provided by Lipper Inc., an independent provider of investment company data.

Nature, Extent and Quality of the Services under the Advisory Agreement

The Board received and considered information regarding the nature, extent and quality of services provided to the Fund by Credit Suisse under the Advisory Agreement. The Board also noted information received at regular meetings throughout the year related to the services rendered by Credit Suisse. The Board reviewed background information about Credit Suisse, including its Form ADV. The Board considered the background and experience of Credit Suisse's senior management and the expertise of, and the amount of attention given to the Fund by, senior personnel of Credit Suisse. In addition, the Board reviewed the qualifications, backgrounds and responsibilities of the portfolio management team primarily responsible for the day-to-day portfolio management of the Fund and the extent of the resources devoted to research and analysis of actual and potential investments. The Board also received and considered information about the nature, extent and quality of services and fee rates offered to other Credit Suisse clients for comparable services.

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited) (continued)

Fund Performance

The Board received and considered the performance results of the Fund over time, along with comparisons both to the relevant performance group ("Performance Group") and universe of funds ("Performance Universe") for the Fund. The Board was provided with a description of the methodology used to arrive at the funds included in the Performance Group and the Performance Universe.

Credit Suisse Profitability

The Board received and considered a profitability analysis of Credit Suisse based on the fees payable under the Advisory Agreement for the Fund, including any fee waivers or fee caps, as well as other relationships between the Fund on the one hand and Credit Suisse affiliates on the other. The Board received profitability information for the other funds in the Credit Suisse family of funds.

Economies of Scale

The Board considered whether economies of scale in the provision of services to the Fund were being passed along to the shareholders. Accordingly, the Board considered whether alternative fee structures (such as breakpoint fee structures) would be more appropriate or reasonable taking into consideration economies of scale or other efficiencies that might accrue from increases in the Fund's asset levels.

Other Benefits to Credit Suisse

The Board considered other benefits received by Credit Suisse and its affiliates as a result of their relationship with the Fund. Such benefits include, among others, research arrangements with brokers who execute transactions on behalf of the Fund, administrative and brokerage relationships with affiliates of Credit Suisse and benefits potentially derived from an increase in Credit Suisse's businesses as a result of its relationship with the Fund (such as the ability to market to shareholders other financial products offered by Credit Suisse and its affiliates).

The Board considered the standards applied in seeking best execution, whether and to what extent soft dollar credits are sought and how any such credits are utilized, any benefits that may be achieved by using an affiliated broker and the existence of quality controls applicable to brokerage allocation

Credit Suisse Large Cap Blend Fund
Board Approval of Advisory Agreement (unaudited) (continued)

procedures. The Board also reviewed Credit Suisse's method for allocating portfolio investment opportunities among its advisory clients.

Conclusions

In selecting Credit Suisse, and approving the Advisory Agreement and the investment advisory fee under such agreement, the Board concluded that:

•  The Contractual Advisory Fee was the second lowest in the Expense Group and the Net Advisory Fee was the lowest. The Board considered the fee to be reasonable.

•  The Fund's performance was below most of its peers in the Performance Group and Performance Universe for the periods reviewed, with the exception of the one year performance in the Performance Universe. The Board noted that changes in the investment strategies and portfolio management of the Fund had gone into effect on December 1, 2006 and that it would continue to monitor steps undertaken by Credit Suisse to improve performance.

•  Aside from performance (as described above), the Board was satisfied with the nature and extent of the investment advisory services provided to the Fund by Credit Suisse and that, based on dialogue with management and counsel, the services provided by Credit Suisse under the Advisory Agreement are typical of, and consistent with, those provided to similar mutual funds by other investment advisers.

•  In light of the costs of providing investment management and other services to the Fund and Credit Suisse's ongoing commitment to the Fund and willingness to waive fees and expenses, the profits and other ancillary benefits that Credit Suisse and its affiliates received were considered reasonable.

•  Credit Suisse's profitability based on fees payable under the Advisory Agreement was reasonable in light of the nature, extent and quality of the services provided to the Fund thereunder.

•  In light of the fee waiver, the relatively small size of the Fund and the amount of the Contractual Advisory Fee, the Fund's current fee structure (without breakpoints) was considered reasonable.

No single factor reviewed by the Board was identified by the Board as the principal factor in determining whether to approve the Advisory Agreement. The Independent Directors were advised by separate independent legal counsel throughout the process.

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Enrique Arzac c/o Credit Suisse Asset Management, LLC Attn: General Counsel Eleven Madison Avenue New York, New York 10010 (1941)	Director, Audit Committee Chairman and Nominating Committee Member	Since 2005	Professor of Finance and Economics, Graduate School of Business, Columbia University since 1971.	33	Director of
Epoch Holding
Corporation
(an investment
management
and investment
advisory
services
company);
Director of The
Adams Express
Company (a
closed-end
investment
company);
Director of
Petroleum and
Resources
Corporation
(a closed-end
investment
					company).

Jeffrey E. Garten[2] Box 208200 New Haven, Connecticut 06520-8200 (1946)	Director, Audit and Nominating Committee Member	Since Fund Inception	The Juan Trippe Professor in the Practice of International Trade, Finance and Business from July 2005 to present; Partner and Chairman of Garten Rothkopf (consulting firm) from October 2005 to present; Dean of Yale School of Management from November 1995 to June 2005.	26	Director of Aetna, Inc. (insurance company); Director of CarMax Group (used car dealers).

1   Each Director and Officer serves until his or her respective successor has been duly elected and qualified.

2   Mr. Garten was initially appointed as a Director of the Fund at inception. He resigned as Director on February 3, 2000 and was subsequently reappointed on December 21, 2000.

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years	Number of Portfolios in Fund Complex Overseen by Director	Other Directorships Held by Director
Independent Directors

Peter F. Krogh SFS/ICC 702 Georgetown University Washington, DC 20057 (1937)	Director, Audit and Nominating Committee Member	Since 2001	Dean Emeritus and Distinguished Professor of International Affairs at the Edmund A. Walsh School of Foreign Service, Georgetown University from June 1995 to present.	26	Director of Carlisle Companies Incorporated (diversified manufacturing company).

Steven N. Rappaport Lehigh Court, LLC 555 Madison Avenue 29th Floor New York, New York 10022 (1948)	Chairman of the Board of Directors, Audit Committee Member and Nominating Committee Chairman	Director since 1999 and Chairman since 2005	Partner of Lehigh Court, LLC and RZ Capital (private investment firms) from July 2002 to present.	33	Director of
iCAD, Inc.
(surgical and
medical
instruments and
apparatus
company);
Director of
Presstek, Inc.
(digital imaging
technologies company);
Director of
Wood
Resources, LLC.
(plywood
manufacturing
					company).

Credit Suisse Large Cap Blend Fund
Information Concerning Directors and Officers (unaudited) (continued)

Name, Address (Year of Birth)	Position(s) Held with Fund	Term of Office[1] and Length of Time Served	Principal Occupation(s) During Past Five Years
Officers

George R. Hornig Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1954)	Chief Executive Officer and President	Since 2008	Managing Director of Credit Suisse; Co-Chief Operating Officer of Asset Management and Head of Asset Management Americas; Associated with Credit Suisse since 1999; Officer of other Credit Suisse Funds.

Michael A. Pignataro Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1959)	Chief Financial Officer	Since 1999	Director and Director of Fund Administration of Credit Suisse; Associated with Credit Suisse or its predecessor since 1984; Officer of other Credit Suisse Funds.

Emidio Morizio Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1966)	Chief Compliance Officer	Since 2004	Director and Global Head of Compliance of Credit Suisse; Associated with Credit Suisse since July 2000; Officer of other Credit Suisse Funds.

J. Kevin Gao Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1967)	Chief Legal Officer since 2006, Vice President and Secretary since 2004	Since 2004	Director and Legal Counsel of Credit Suisse; Associated with Credit Suisse since July 2003; Associated with the law firm of Willkie Farr & Gallagher LLP from 1998 to 2003; Officer of other Credit Suisse Funds.

Cecilia Chau Credit Suisse Asset Management, LLC Eleven Madison Avenue New York, New York 10010 (1973)	Treasurer	Since 2008	Assistant Vice President of Credit Suisse since June 2007; Associated with Alliance Bernstein L.P. from January 2007 to May 2007; Associated with Credit Suisse from August 2000 to December 2006; Officer of other Credit Suisse Funds.

The Statement of Additional Information includes additional information about the Directors and is available, without charge, upon request, by calling 800-927-2874.

Credit Suisse Large Cap Blend Fund
Tax Information Letter
December 31, 2008 (unaudited)

Important Tax Information for Corporate Shareholders

Corporate shareholders should note for the year ended December 31, 2008, the percentage of the Fund's investment income (i.e., net investment income plus short-term capital gains) that qualified for the intercorporate dividends received deduction is 100%.

Important Tax Information for Shareholders

For the fiscal year ended December 31, 2008, the Fund designates approximately $458,115, or up to the maximum amount of such dividends allowable pursuant to the Internal Revenue Code, as qualified dividend income eligible for reduced tax rates. These lower rates range from 5% to 15% depending on an individual's tax bracket. If the Fund pays a distribution during calendar year 2008, complete information will be reported in conjunction with Form 1099-DIV.

During the year ended December 31, 2008, the Fund declared $9 in dividends that were designated as long-term capital gains dividends.

Credit Suisse Large Cap Blend Fund
Proxy Voting and Portfolio Holdings Information (unaudited)

Information regarding how the Fund voted proxies related to its portfolio securities during the 12 month period ended June 30 of each year, as well as the policies and procedures that the Fund uses to determine how to vote proxies relating to its portfolio securities are available:

•  By calling 1-800-927-2874

•  On the Fund's website, www.credit-suisse.com/us

•  On the website of the Securities and Exchange Commission, www.sec.gov.

The Fund files a complete schedule of its portfolio holdings for the first and third quarters of its fiscal year with the SEC on Form N-Q. The Fund's Forms N-Q are available on the SEC's website at www.sec.gov and may be reviewed and copied at the SEC's Public Reference Room in Washington, DC. Information on the operation of the SEC's Public Reference Room may be obtained by calling 1-202-551-8090.

This page intentionally left blank

This page intentionally left blank

P.O. BOX 55030, BOSTON, MA 02205-5030

800-927-2874 ■ www.credit-suisse.com/us

CREDIT SUISSE ASSET MANAGEMENT SECURITIES, INC., DISTRIBUTOR.   LCB-AR-1208

Item 2. Code of Ethics.

The registrant has adopted a code of ethics applicable to its Chief Executive Officer, President, Chief Financial Officer and Chief Accounting Officer, or persons performing similar functions. A copy of the code is filed as Exhibit 12(a)(1) to this Form. There were no amendments to the code during the fiscal year ended December 31, 2008. There were no waivers or implicit waivers from the code granted by the registrant during the fiscal year ended December 31, 2008.

Item 3. Audit Committee Financial Expert.

The registrant’s governing board has determined that it has two audit committee financial experts serving on its audit committee: Enrique R. Arzac and Steven N. Rappaport.  Each audit committee financial expert is “independent” for purposes of this item.

Item 4. Principal Accountant Fees and Services.

(a) through (d). The information in the table below is provided for services rendered to the registrant by its independent registered public accounting firm, PricewaterhouseCoopers LLP (“PwC”), for its fiscal years ended December 31, 2007 and December 31, 2008.

	2007	2008
Audit Fees	$15,594	$17,500
Audit-Related Fees(1)	$3,340	$3,400
Tax Fees(2)	$2,590	$3,255
All Other Fees	—	—
Total	$21,524	$24,155

(1) Services include agreed-upon procedures in connection with the registrant’s semi-annual financial statements ($3,340 for 2007 and $3,400 for 2008).

(2) Tax services in connection with the registrant’s excise tax calculations and review of the registrant’s applicable tax returns.

The information in the table below is provided with respect to non-audit services that directly relate to the registrant’s operations and financial reporting and that were rendered by PwC to the registrant’s investment adviser, Credit Suisse Asset Management, LLC (“Credit Suisse”), and any service provider to the registrant controlling, controlled by or under common control with Credit Suisse that provided ongoing services to the registrant (“Covered Services Provider”), for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008.

2

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(e)(1) Pre-Approval Policies and Procedures.  The Audit Committee (“Committee”) of the registrant is responsible for pre-approving (i) all audit and permissible non-audit services to be provided by the independent registered public accounting firm to the registrant and (ii) all permissible non-audit services to be provided by the independent registered public accounting firm to Credit Suisse and any Covered Services Provider if the engagement relates directly to the operations and financial reporting of the registrant.  The Committee may delegate its responsibility to pre-approve any such audit and permissible non-audit services to the Chairperson of the Committee, and the Chairperson shall report to the Committee, at its next regularly scheduled meeting after the Chairperson’s pre-approval of such services, his or her decision(s).  The Committee may also establish detailed pre-approval policies and procedures for pre-approval of such services in accordance with applicable laws, including the delegation of some or all of the Committee’s pre-approval responsibilities to other persons (other than Credit Suisse or the registrant’s officers).  Pre-approval by the Committee of any permissible non-audit services shall not be required so long as: (i) the aggregate amount of all such permissible non-audit services provided to the registrant, Credit Suisse and any Covered Services Provider constitutes not more than 5% of the total amount of revenues paid by the registrant to its independent registered public accounting firm during the fiscal year in which the permissible non-audit services are provided; (ii) the permissible non-audit services were not recognized by the registrant at the time of the engagement to be non-audit services; and (iii) such services are promptly brought to the attention of the Committee and approved by the Committee (or its delegate(s)) prior to the completion of the audit.

(e)(2) The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to the registrant for which the pre-approval requirement was waived pursuant to Rule 2-01(c)(7)(i)(C) of Regulation S-X:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

3

The information in the table below sets forth the percentages of fees for services (other than audit, review or attest services) rendered by PwC to Credit Suisse and any Covered Services Provider required to be approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X, for the registrant’s fiscal years ended December 31, 2007 and December 31, 2008:

	2007	2008
Audit-Related Fees	N/A	N/A
Tax Fees	N/A	N/A
All Other Fees	N/A	N/A
Total	N/A	N/A

(f) Not Applicable.

(g) The aggregate fees billed by PwC for non-audit services rendered to the registrant, Credit Suisse and Covered Service Providers for the fiscal years ended December 31, 2007 and December 31, 2008 were $5,930 and $6,655, respectively.

(h) Not Applicable.

Item 5. Audit Committee of Listed Registrants.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 6. Schedule of Investments.

Included as part of the report to shareholders filed under Item 1 of this Form.

4

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 8.  Portfolio Managers of Closed-End Management Investment Companies.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

Form N-CSR disclosure requirement is not applicable to the registrant.

Item 10. Submission of Matters to a Vote of Security Holders.

None

Item 11. Controls and Procedures.

(a) As of a date within 90 days from the filing date of this report, the principal executive officer and principal financial officer concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “Act”)) were effective based on their evaluation of the disclosure controls and procedures required by Rule 30a-3(b) under the Act and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934.

(b) There were no changes in registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Exhibits.

(a)(1)       Registrant’s Code of Ethics is an exhibit to this report.

(a)(2)       The certifications of the registrant as required by Rule 30a-2(a) under the Act are exhibits to this report.

(a)(3)       Not applicable.

(b)           The certifications of the registrant as required by Rule 30a-2(b) under the Act are an exhibit to this report.

5

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

CREDIT SUISSE LARGE CAP BLEND FUND, INC.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 6, 2009

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

/s/ George R. Hornig
Name: George R. Hornig
Title: Chief Executive Officer
Date: March 6, 2009

/s/ Michael A. Pignataro
Name: Michael A. Pignataro
Title: Chief Financial Officer
Date: March 6, 2009